Share Capital and other Contributed Capital - Additional Information (Details)					12 Months Ended
	May 20, 2021 USD ($) $ / shares shares	May 20, 2021 SEK (kr) shares	Mar. 22, 2021 USD ($) $ / shares	Mar. 22, 2021 SEK (kr)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) kr / shares shares	Dec. 31, 2021 kr / shares	May 20, 2021 kr / shares shares	Mar. 22, 2021 kr / shares
Disclosure Of Classes Of Share Capital [Line Items]
Par value | (per share)	$ 0.00018		$ 0.00017						kr 0.0015	kr 0.00148
Voting power description					The shares carry a voting power of one vote/share.
Bonus issue	$ 1,100	kr 8,900	$ 62,800	kr 535,200
Redemption of shares	58,000								58,000
Reduction of share capital through retirement of shares	$ 10.35	86.24
Exercise of warrants	7,100	59,000.0			$ 38,503,000
Increase (Decrease) through conversion of ordinary shares in to loan	$ 1,100	9,200
Number of shares issued	64,688,000								64,688,000
Increase (decrease) in equity	$ 11,700	kr 97,000.0
Other contributed capital | $					1,628,103,000	$ 448,251,000	$ 448,251,000
Foreign currency translation reserve | $					(74,486,000)	(2,525,000)	(2,525,000)
Accumulated deficit | $					$ (308,423,000)	$ (119,661,000)	$ (119,661,000)
Ordinary Shares
Disclosure Of Classes Of Share Capital [Line Items]
Ordinary shares outstanding					591,777,000
Par value | (per share)					$ 0.00018			kr 0.0015
Shares issued in exercise of warrants	39,317,000	39,317,000
Ordinary shares issued to convert loan	6,124,000	6,124,000
Number of A Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital						433,502,145	433,502,145
Par value per share | (per share)						$ 0	$ 0.00037
Number of B Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital						46,797,804	46,797,804
Par value per share | (per share)						$ 0	$ 0.00037
Number of G Shares
Disclosure Of Classes Of Share Capital [Line Items]
Share capital						1,405,944	1,405,944
Par value per share | (per share)						$ 0	$ 0.00037